SUBSEQUENT EVENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash commission on gross proceeds, percentage	7.00%
Issuance costs	$ 8,466	$ 40	$ 22,791
Subsequent event [Member]
Statement Line Items [Line Items]
Common stock shares issued through "at the market" offering	835,189
Proceeds from issuance of common stock including issuance costs	$ 517
Cash commission on gross proceeds, percentage	3.00%
Issuance costs	$ 15
Net proceeds from issuance of common stock	$ 502